NEWBUILDINGS (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Construction in Progress [Roll Forward]
Balance, beginning of period	$ 79,602	$ 308,324	$ 266,233
Additions, net, continuing basis	201,653	707,988	614,116
Transfer to Vessels and equipment, net	(230,596)	(941,388)	(532,766)
Interest capitalized, continuing basis	1,595	4,678	6,994
Cancellations			(46,253)
Balance, end of period	$ 52,254	$ 79,602	$ 308,324